CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)
Balance at Mar. 31, 2023	¥ 1,113,063		¥ 989,657	¥ 1	¥ 416,880	¥ (28,763)	¥ (49)	¥ 12,977	¥ (10,476)	¥ 59	¥ 599,028	¥ 123,406
Balance (in shares) at Mar. 31, 2023 | shares				20,526,017,712
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of tax	13,499		13,005				(3)		13,006	2		494
Share of additional paid-in capital and other comprehensive income of equity method investees	682		682		(298)				981	(1)
Change in fair value of interest rate swaps under hedge accounting and others	(97)		(97)							(97)
Net income for the year	71,151		80,009								80,009	(8,858)
Acquisition of subsidiaries	98											98
Deconsolidation of subsidiaries	148		124						124			24
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	842		842		842
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				192,305,904
Repurchase and retirement of ordinary shares	89,076		89,076		29,313	1,079					60,842
Repurchase and retirement of ordinary shares (in shares) | shares				(1,249,196,660)
Transactions with noncontrolling interests	(6,724)		(1,375)		(1,375)							(5,349)
Amortization of compensation cost	17,393		11,531		11,531							5,862
Declaration of dividends	(18,542)		(18,542)								(18,542)
Appropriation to statutory reserves								1,756			(1,756)
Others	566		216		(268)		¥ 52					350
Balance at Mar. 31, 2024	1,101,871		986,544	¥ 1	397,999	(27,684)		14,733	3,635	(37)	597,897	115,327
Balance (in shares) at Mar. 31, 2024 | shares				19,469,126,956
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of tax	(168)		(182)						(183)	1		14
Share of additional paid-in capital and other comprehensive income of equity method investees	186		186		(53)				178	61
Change in fair value of interest rate swaps under hedge accounting and others	82		82							82
Net investment hedges	(344)		(344)						(344)
Net income for the year	125,912		130,109								130,109	(4,197)
Acquisition of subsidiaries	587											587
Deconsolidation of subsidiaries	16,251											16,251
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	8		8		8
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				202,166,984
Repurchase and retirement of ordinary shares	(85,650)		(85,650)		25,020	(8,645)					51,985
Repurchase and retirement of ordinary shares (in shares) | shares				(1,197,058,232)
Transactions with noncontrolling interests	(24,835)		794		794							(25,629)
Amortization of compensation cost	13,796		10,518		10,518							3,278
Declaration of dividends	(29,340)		(29,340)								(29,340)
Capped call transactions	(4,612)		4,612		4,612
Appropriation to statutory reserves								1,203			(1,203)
Others	(2,849)		(1,745)		(1,745)							(4,594)
Balance at Mar. 31, 2025	¥ 1,078,393		1,009,858	¥ 1	381,379	(36,329)		15,936	3,286	107	645,478	68,535
Balance (in shares) at Mar. 31, 2025 | shares	18,474,235,708	18,474,235,708		18,474,235,708
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of tax	¥ (11,737)		(11,387)						(11,397)	10		(350)
Share of additional paid-in capital and other comprehensive income of equity method investees	(24)		(24)		295				(774)	455
Change in fair value of interest rate swaps under hedge accounting and others	(238)	$ (35)	(238)							(238)
Net investment hedges	(4,519)		(4,519)						(4,519)
Net income for the year	101,177		103,592								103,592	(2,415)
Acquisition of subsidiaries	824											824
Deconsolidation of subsidiaries	139											139
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	1,038		1,038		1,038
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares				178,872,058
Repurchase and retirement of ordinary shares	7,535		7,535		1,737	(167)					5,965
Repurchase and retirement of ordinary shares (in shares) | shares				(72,733,488)
Transactions with noncontrolling interests	(15,795)		(12,884)		(12,884)							(2,911)
Amortization of compensation cost	(11,541)		10,213		10,213							1,328
Declaration of dividends	(34,031)		(34,031)								(34,031)
Capped call transactions	(1,309)		1,309		1,309
Appropriation to statutory reserves								692			(692)
Others	(779)		(8,112)		(8,091)	(21)						7,333
Balance at Mar. 31, 2026	¥ 1,118,425	$ 162,138	¥ 1,060,886	¥ 1	¥ 385,086	¥ (36,141)		¥ 16,628	¥ (13,404)	¥ 334	¥ 708,382	¥ 57,539
Balance (in shares) at Mar. 31, 2026 | shares	18,580,374,278	18,580,374,278		18,580,374,278